Restricted Stock Units	12 Months Ended
Dec. 31, 2022
Restricted Stock Units
Restricted Stock Units

17. Restricted Stock Units

During the year ended December 31, 2022, the Company granted 4,425,062 (2021 – 1,325,000) restricted stock units (“RSUs”) as consideration for management and consulting contracts which vested immediately.

During the year ended December 31, 2022, 50,000 common stock relating to 50,000 RSUs that vested during the year ended December 31, 2021, were issued (Note 14).

TRILLION ENERGY INTERNATIONAL INC.

Notes to the Consolidated Financial Statements

For the years ended December 31, 2022 and 2021

(Expressed in U.S. dollars)

17.	Restricted Stock Units (continued)

For the year ended December 31, 2022, the Company recognized $697,650 (2021 - $211,975) in stock-based compensation expense for RSUs granted and vested.

	Number of restricted stock units	Weighted average fair value per award
Balance, December 31, 2020	–	$–
Granted	1,325,000	0.16
Vested	(1,325,000)	0.16
Balance, December 31, 2021	–	–
Granted	4,425,062	0.22
Vested	(4,425,062)	0.22
Balance, December 31, 2022	-	-